STATUTORY RESERVE AND RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2022
STATUTORY RESERVE AND RESTRICTED NET ASSETS
STATUTORY RESERVE AND RESTRICTED NET ASSETS

14.   STATUTORY RESERVE AND RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant mainland China statutory laws and regulations permit payments of dividends by the Company’s mainland China subsidiaries only out of its retained earnings, if any, as determined in accordance with mainland China accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s mainland China subsidiaries.

In accordance with the Regulations on Enterprises with Foreign Investment of China and its Articles of Association, the Company’s mainland China subsidiaries, E-Sun Sky Computer and Guixinyanghang being foreign-invested enterprises established in the mainland China, are required to provide for certain statutory reserves, namely the general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in its mainland China statutory accounts. E-Sun Sky Computer and Guixinyanghang are required to allocate at least 10% of its after-tax profits to the general reserve fund until such fund has reached 50% of its registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the E-Sun Sky Computer and Guixinyanghang.

In accordance with the China Company Laws, the Company’s mainland China domestic companies must make appropriations from their after-tax profits as reported in their mainland China statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The mainland China domestic companies are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to discretionary surplus is made at the discretion of each individual company.

The general reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. The staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they available for distribution except under liquidation.

14.   STATUTORY RESERVE AND RESTRICTED NET ASSETS (continued)

Under mainland China laws and regulations, there are restrictions on the Company’s mainland China subsidiaries with respect to transferring certain of their net assets to the Company either in the form dividends, loans, or advances. Amounts restricted include paid-in capital and statutory reserve funds of the Company’s mainland China subsidiaries, as determined pursuant to mainland China generally accepted accounting principles, totaling approximately US$44,215 as of December 31, 2022. Therefore, in accordance with Rules 504 and 4.08(e)(3) of Regulation S-X, the condensed parent company only financial statements as of December 31, 2021 and 2022 and for each of the three years in the period ended December 31, 2022 are disclosed in Note 26.

Furthermore, cash transfers from the Company’s mainland China subsidiaries to its subsidiaries outside of China are subject to mainland China government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the mainland China subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.